Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
Semiconductor ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Semiconductors & Semiconductor Equipment — 99.8%
Advanced Micro Devices, Inc.
(a)
......... 5,640,497 $ 642,509,013
Analog Devices, Inc. ................. 1,876,195 365,501,548
Applied Materials, Inc. ............... 2,500,985 361,492,372
ASE Technology Holding Co. Ltd., ADR, NVS 6,465,153 50,363,542
ASML Holding NV (Registered), ADR, NVS . 419,244 303,847,089
Broadcom, Inc. .................... 825,242 715,839,668
Entegris , Inc. ...................... 1,519,529 168,394,204
Intel Corp. ....................... 16,658,789 557,069,904
KLA Corp. ........................ 752,571 365,011,986
Lam Research Corp. ................ 540,588 347,522,402
Lattice Semiconductor Corp.
(a)(b)
......... 1,388,830 133,424,898
Marvell Technology, Inc. .............. 5,699,805 340,734,343
Microchip Technology, Inc. ............. 4,429,728 396,859,331
Micron Technology, Inc. ............... 4,888,293 308,500,171
MKS Instruments, Inc. ............... 610,881 66,036,236
Monolithic Power Systems, Inc. ......... 457,722 247,275,156
NVIDIA Corp. ..................... 1,762,339 745,504,644
NXP Semiconductors NV ............. 1,861,425 380,996,469
ON Semiconductor Corp.
(a)(b)
........... 3,987,815 377,167,543
Qorvo , Inc.
(a)
...................... 1,001,692 102,202,635
QUALCOMM, Inc. .................. 2,939,613 349,931,531
Silicon Laboratories, Inc.
(a)(b)
............ 318,293 50,207,538
Skyworks Solutions, Inc. .............. 1,621,260 179,457,269
STMicroelectronics NV, ADR, NVS
(b)
...... 2,692,141 134,580,129
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics , Inc.
(a)
................... 396,904 $ 33,887,664
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR, NVS ..................... 3,074,213 310,249,576
Teradyne, Inc.
(b)
.................... 1,577,753 175,651,241
Texas Instruments, Inc. ............... 3,012,150 542,247,243
United Microelectronics Corp., ADR, NVS
(b)
. 7,393,302 58,333,153
Wolfspeed , Inc.
(a)(b)
.................. 1,261,657 70,135,513
Total Long-Term Investments — 99.8%
(Cost: $8,960,298,491) ........................... 8,880,934,011
Short-Term Securities
Money Market Funds — 2.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(e)
............ 229,833,191 229,879,158
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.09% .................. 13,505,842 13,505,842
Total Short-Term Securities — 2.7%
(Cost: $243,366,484) ............................. 243,385,000
Total Investments — 102.5%
(Cost: $9,203,664,975 ) ........................... 9,124,319,011
Liabilities in Excess of Other Assets — (2.5)% ............ (219,732,899)
Net Assets — 100.0% ..............................
$ 8,904,586,112
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 300,252,220 $ — $ (70,364,603)
(a)
$ 70,927 $ (79,386) $ 229,879,158 229,833,191 $ 242,285
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 12,751,014 754,828
(a)
— — — 13,505,842 13,505,842 132,595 —
$ 70,927 $ (79,386) $ 243,385,000 $ 374,880 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Semiconductor ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 103 09/15/23 $ 18,238 $ 163,709
Russell 2000 E-Mini Index .................................................... 45 09/15/23 4,283 61,668
$ 225,377
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,880,934,011 $ — $ — $ 8,880,934,011
Short-Term Securities
Money Market Funds ...................................... 243,385,000 — — 243,385,000
$ 9,124,319,011 $ — $ — $ 9,124,319,011
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 225,377 $ — $ — $ 225,377
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
NVS Non-Voting Shares